Financial risk management and derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial risk management [abstract]
Summary of Derivative Financial Instruments	Derivatives are recorded in the Group statement of financial position at fair value (see note 24) as follows:

	2025	2024
Derivatives	$m	$m
Currency swaps	76	(78)
Currency forwards	32	4
	108	(74)

Analysed as:
Non-current assets	120	4
Non-current liabilities	(12)	(78)
	108	(74)

Summary of Detailed Information About Hedging Instruments	Currency swaps and forwards have been transacted as follows:

Date of designation	Hedge type	Pay leg	Interest rate	Receive leg	Interest rate	Maturity	Risk	Hedged item
November 2018	Cash flow	£436m	3.493%	€500m	2.125%	May 2027	Foreign exchange	€500m 2.125% bonds 2027
November 2023	Cash flow	$657m	5.975%	€600m	4.375%	November 2029	Foreign exchange	€600m 4.375% bonds 2029
September 2024	Cash flow	$834m	4.903%	€750m	3.625%	September 2031	Foreign exchange	€750m 3.625% bonds 2031
September 2025	Cash flow	$990m	4.874%	€850m	3.375%	September 2030	Foreign exchange	€850m 3.375% bonds 2030
October 2023	Net investment	$425m	n/a	£344m	n/a	October 2028	Spot foreign exchange	Net assets of specified subsidiaries with US dollar functional currency

Summary of Interest and Foreign Exchange Risk Sensitivities	The following table shows the impact of a general strengthening in the US dollar against sterling and euro on the Group’s profit or loss before tax and net liabilities, and the impact of a rise in US dollar and sterling interest rates on the Group’s profit before tax. The impact of the strengthening in the euro against sterling on net liabilities is also shown, as this impacts the fair value of the currency swaps.

		2025	2024	2023
		$m	$m	$m
(Decrease)/increase in profit before tax
Sterling: US dollar exchange rate	$0.05 fall	(8)	(38)	(14)
Euro: US dollar exchange rate	$0.05 fall	(4)	(7)	(3)
US dollar interest rates	1% increase	4	4	2
Sterling interest rates	1% increase	5	3	9
Decrease/(increase) in net liabilities
Sterling: US dollar exchange rate	$0.05 fall	(12)	3	(12)
Euro: US dollar exchange rate	$0.05 fall	21	25	49
Sterling: euro exchange rate	€0.05 fall	34	31	64

Summary of Maturity Analysis for Non-Derivative Financial Liabilities

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total
31 December 2025	$m	$m	$m	$m	$m
Non-derivative financial liabilities:
Bank overdrafts	3	–	–	–	3
Bonds	608	715	2,519	913	4,755
Lease liabilities	53	51	136	3,090	3,330
Trade and other payables (excluding contingent purchase consideration)	581	1	2	6	590
Contingent purchase consideration	39	–	42	53	134
Financial guarantee contracts	26	–	–	–	26
Derivative financial instruments:
Currency swaps hedging bonds inflows	(109)	(697)	(1,963)	(913)	(3,682)
Currency swaps hedging bonds outflows	150	727	1,997	875	3,749
Forward currency contract inflows	–	–	(462)	–	(462)
Forward currency contract outflows	–	–	425	–	425

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total
31 December 2024	$m	$m	$m	$m	$m
Non-derivative financial liabilities:
Bank overdrafts	17	–	–	–	17
Bonds	482	531	1,859	837	3,709
Lease liabilities	52	50	139	3,125	3,366
Trade and other payables (excluding contingent purchase consideration)	589	1	1	3	594
Contingent purchase consideration	–	39	42	–	81
Financial guarantee contracts	31	–	–	–	31
Derivative financial instruments:
Currency swaps hedging bonds inflows	(66)	(66)	(1,324)	(837)	(2,293)
Currency swaps hedging bonds outflows	101	100	1,457	916	2,574
Forward currency contract inflows	–	–	(431)	–	(431)
Forward currency contract outflows	–	–	425	–	425

Summary of Maturity Analysis for Derivative Financial Liabilities

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total
31 December 2025	$m	$m	$m	$m	$m
Non-derivative financial liabilities:
Bank overdrafts	3	–	–	–	3
Bonds	608	715	2,519	913	4,755
Lease liabilities	53	51	136	3,090	3,330
Trade and other payables (excluding contingent purchase consideration)	581	1	2	6	590
Contingent purchase consideration	39	–	42	53	134
Financial guarantee contracts	26	–	–	–	26
Derivative financial instruments:
Currency swaps hedging bonds inflows	(109)	(697)	(1,963)	(913)	(3,682)
Currency swaps hedging bonds outflows	150	727	1,997	875	3,749
Forward currency contract inflows	–	–	(462)	–	(462)
Forward currency contract outflows	–	–	425	–	425

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total
31 December 2024	$m	$m	$m	$m	$m
Non-derivative financial liabilities:
Bank overdrafts	17	–	–	–	17
Bonds	482	531	1,859	837	3,709
Lease liabilities	52	50	139	3,125	3,366
Trade and other payables (excluding contingent purchase consideration)	589	1	1	3	594
Contingent purchase consideration	–	39	42	–	81
Financial guarantee contracts	31	–	–	–	31
Derivative financial instruments:
Currency swaps hedging bonds inflows	(66)	(66)	(1,324)	(837)	(2,293)
Currency swaps hedging bonds outflows	101	100	1,457	916	2,574
Forward currency contract inflows	–	–	(431)	–	(431)
Forward currency contract outflows	–	–	425	–	425

Summary of Short-term Deposits by Counterparty Credit Rating	The table below analyses the Group’s short-term deposits, money market funds and repurchase agreement collateral classified as cash and cash equivalents by counterparty credit rating:

	AAA	AA+	AA	AA-	A+	A	A-	BBB+ and below	Total
31 December 2025	$m	$m	$m	$m	$m	$m	$m	$m	$m
Short-term deposits	–	–	–	94	245	166	–	10	515
Money market funds	334	–	–	–	–	–	–	–	334
Repurchase agreements	71	–	14	15	–	–	–	–	100

	AAA	AA+	AA	AA-	A+	A	A-	BBB+ and below	Total
31 December 2024	$m	$m	$m	$m	$m	$m	$m	$m	$m
Short-term deposits	–	–	–	41	107	249	–	14	411
Money market funds	415	–	–	–	–	–	–	–	415
Repurchase agreements	26	9	2	3	–	–	–	–	40